Fair Value Measurement - Summary of Financial Instruments Carried On Consolidated Balance Sheet at Fair Value (Detail) - CAD ($) $ in Millions	Jul. 31, 2020	Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2019	Jul. 31, 2019	Apr. 30, 2019	Oct. 31, 2018
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Deposits with banks	$ 19,051			$ 13,519
Securities mandatorily measured and designated at FVTPL	60,825			54,397
Business and government	138,496			125,798
Residential mortgages	216,469			208,652
Debt securities measured at FVOCI	52,890			46,196
Equity securities designated at FVOCI	627			602
FVO securities purchased under resale agreements	54,848			56,111
Derivative instruments	43,476			23,895
Obligations related to securities sold short	16,226			15,635
Obligations Related To Securities Sold Under Repurchase Agreements	64,975			51,801
Derivative instruments	42,875			25,113
At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Deposits with banks	481			639
Securities mandatorily measured and designated at FVTPL	60,825			54,397
Business and government	22,952			21,182
Residential mortgages	32			60
Loans mandatorily measured and designated at FVTPL	22,984			21,242
Debt securities measured at FVOCI	52,890			46,196
FVO securities purchased under resale agreements	5,288			5,198
Derivative instruments	43,476			23,895
Total financial assets	186,571			152,169
Deposits and other liabilities	(11,894)			(11,227)
Obligations related to securities sold short	(16,226)			(15,635)
Obligations Related To Securities Sold Under Repurchase Agreements	(18,659)
Derivative instruments	(42,875)			(25,113)
Total financial liabilities	(89,654)			(51,975)
Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	27,583			21,678
Debt securities measured at FVOCI	43,922			37,829
Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	27,948			26,543
Equity securities designated at FVOCI	627			602
Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	2,664			3,783
Debt securities measured at FVOCI	6,160			5,621
Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	2,630			2,393
Debt securities measured at FVOCI	2,808			2,746
Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	14,467			9,146
Derivative instruments	(11,438)			(8,323)
Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	20,493			8,939
Derivative instruments	(20,952)			(10,291)
Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	104			105
Derivative instruments	(134)			(131)
Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	5,201			3,746
Derivative instruments	(7,313)			(4,386)
Precious metal derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	824			356
Derivative instruments	(852)			(212)
Other commodity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	2,387			1,603
Derivative instruments	(2,186)			(1,770)
Level 1 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	33,788			28,224
Debt securities measured at FVOCI	3,407			2,369
Derivative instruments	3,808			2,770
Total financial assets	41,056			33,408
Obligations related to securities sold short	(7,786)			(7,258)
Derivative instruments	(3,612)			(2,124)
Total financial liabilities	(11,398)			(9,382)
Level 1 of fair value hierarchy [member] | Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	5,960			2,372
Debt securities measured at FVOCI	3,407			2,369
Level 1 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	27,828			25,852
Equity securities designated at FVOCI	53			45
Level 1 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	6			4
Level 1 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	3,240			2,383
Derivative instruments	(3,262)			(1,824)
Level 1 of fair value hierarchy [member] | Other commodity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	562			383
Derivative instruments	(350)			(300)
Level 2 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Deposits with banks	481			639
Securities mandatorily measured and designated at FVTPL	26,867			25,970
Business and government	22,083			20,351
Residential mortgages	32			60
Loans mandatorily measured and designated at FVTPL	22,115			20,411
Debt securities measured at FVOCI	49,483			43,827
FVO securities purchased under resale agreements	5,288			5,198
Derivative instruments	39,282			20,713
Total financial assets	143,815			117,024
Deposits and other liabilities	(11,909)			(10,626)
Obligations related to securities sold short	(8,440)			(8,377)
Obligations Related To Securities Sold Under Repurchase Agreements	(18,659)
Derivative instruments	(38,994)			(22,721)
Total financial liabilities	(78,002)			(41,724)
Level 2 of fair value hierarchy [member] | Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	21,623			19,306
Debt securities measured at FVOCI	40,515			35,460
Level 2 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	113			684
Equity securities designated at FVOCI	299			266
Level 2 of fair value hierarchy [member] | Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	2,638			3,760
Debt securities measured at FVOCI	6,160			5,621
Level 2 of fair value hierarchy [member] | Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	2,493			2,220
Debt securities measured at FVOCI	2,808			2,746
Level 2 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	14,420			9,086
Derivative instruments	(11,433)			(8,322)
Level 2 of fair value hierarchy [member] | Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	20,493			8,939
Derivative instruments	(20,952)			(10,291)
Level 2 of fair value hierarchy [member] | Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	4			1
Derivative instruments	(26)			(19)
Level 2 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	1,716			1,111
Derivative instruments	(3,895)			(2,407)
Level 2 of fair value hierarchy [member] | Precious metal derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	824			356
Derivative instruments	(852)			(212)
Level 2 of fair value hierarchy [member] | Other commodity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	1,825			1,220
Derivative instruments	(1,836)			(1,470)
Level 3 of fair value hierarchy [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Total financial assets	1,700	$ 1,891	$ 1,426	1,737	$ 1,813	$ 1,919	$ 1,340
Total financial liabilities	(254)	$ (67)	$ (880)	(869)	$ (817)	$ (901)	$ (782)
Level 3 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	170			203
Business and government	869			831
Loans mandatorily measured and designated at FVTPL	869			831
Derivative instruments	386			412
Total financial assets	1,700			1,737
Deposits and other liabilities	15			(601)
Derivative instruments	(269)			(268)
Total financial liabilities	(254)			(869)
Level 3 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	7			7
Equity securities designated at FVOCI	275			291
Level 3 of fair value hierarchy [member] | Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	26			23
Level 3 of fair value hierarchy [member] | Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	137			173
Level 3 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	41			56
Derivative instruments	(5)			(1)
Level 3 of fair value hierarchy [member] | Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	100			104
Derivative instruments	(108)			(112)
Level 3 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	245			252
Derivative instruments	$ (156)			$ (155)